Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 8,126,018	$ 8,391,670
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	235,199	424,169
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	130,348	70,153
Eliminations
Segment Reporting Information [Line Items]
Total assets	(32,983)	(19,414)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,207,739	5,188,088
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	13,748	39,450
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,118,499	2,106,169
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	91,683	25,224
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	0	13,056
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	361,785	311,550
Teekay Offshore [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 0	$ 233,225